Retirement Plan - Additional Information (Details) - Defined Contribution 401 K Profit Sharing Plan [Member] - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Defined Contribution Plan Disclosure [Line Items]
Share based compensation arrangement, vesting period	4 years
Employer contribution towards the plan	$ 1,680	$ 1,209